Investment Portfolioas of July 31, 2022 (Unaudited)
DWS Global Income Builder Fund
	Shares	Value ($)

Common Stocks 60.3%
Communication Services 4.7%
Diversified Telecommunication Services 1.5%
AT&T, Inc.	69,000	1,295,820
BCE, Inc.	24,947	1,260,451
Deutsche Telekom AG (Registered)	40,838	776,912
Telefonica Brasil SA (ADR)	54,700	474,796
Telefonica Deutschland Holding AG	518,215	1,378,421
Telenor ASA	62,569	758,420
Telstra Corp., Ltd.	354,907	967,271
TELUS Corp.	44,152	1,016,439
Verizon Communications, Inc.	39,058	1,804,089
		9,732,619
Entertainment 0.3%
Embracer Group AB*	26,524	202,772
iQIYI, Inc. (ADR)*	48,700	186,034
Netflix, Inc.*	1,784	401,221
Nintendo Co., Ltd.	600	269,925
Sea Ltd. (ADR)*	15,000	1,144,800
		2,204,752
Interactive Media & Services 1.9%
Alphabet, Inc. "A"*	33,800	3,931,616
Alphabet, Inc. "C"*	32,620	3,804,797
JOYY, Inc. (ADR)	29,300	758,577
Kakaku.com, Inc.	11,100	216,701
Kanzhun Ltd. (ADR)*	21,100	496,061
Meta Platforms, Inc. "A"*	11,804	1,878,016
Twitter, Inc.*	19,100	794,751
		11,880,519
Media 0.4%
Comcast Corp. "A"	43,037	1,614,748
Interpublic Group of Companies, Inc.	22,743	679,334
		2,294,082
Wireless Telecommunication Services 0.6%
SoftBank Corp.	116,000	1,340,852
Vodafone Group PLC	1,508,637	2,223,408
		3,564,260
Consumer Discretionary 4.5%
Auto Components 0.1%
Denso Corp.	17,100	933,941
Automobiles 1.2%
Tesla, Inc.*	5,737	5,114,249
Volkswagen AG	15,254	2,333,359
		7,447,608

Hotels, Restaurants & Leisure 0.4%
Airbnb, Inc. "A"*	5,500	610,390
Evolution AB 144A	2,324	225,615
McDonald's Corp.	3,955	1,041,629
Restaurant Brands International, Inc.	10,030	537,706
Starbucks Corp.	4,809	407,707
		2,823,047
Household Durables 0.1%
Garmin Ltd.	5,167	504,402
Internet & Direct Marketing Retail 1.3%
Amazon.com, Inc.*	43,780	5,908,111
DoorDash, Inc. "A"*	4,100	285,975
Meituan (ADR)*	16,600	743,016
Pinduoduo, Inc. (ADR)*	25,000	1,225,250
		8,162,352
Multiline Retail 0.1%
Target Corp.	1,267	207,002
Wesfarmers Ltd.	21,326	697,814
		904,816
Specialty Retail 1.0%
Chow Tai Fook Jewellery Group Ltd.	434,800	857,513
Home Depot, Inc.	8,907	2,680,473
Lowe's Companies, Inc.	6,256	1,198,212
TJX Companies, Inc.	21,152	1,293,656
		6,029,854
Textiles, Apparel & Luxury Goods 0.3%
Kering SA	1,000	574,681
NIKE, Inc. "B"	2,846	327,062
VF Corp.	18,000	804,240
		1,705,983
Consumer Staples 5.2%
Beverages 0.4%
Coca-Cola Co.	30,415	1,951,731
PepsiCo, Inc.	4,520	790,819
		2,742,550
Food & Staples Retailing 0.8%
Aeon Co., Ltd.	13,900	280,343
Jeronimo Martins SGPS SA	69,084	1,601,388
Kesko Oyj "B"	26,322	650,995
Walgreens Boots Alliance, Inc.	21,944	869,421
Walmart, Inc.	9,037	1,193,336
Woolworths Group Ltd.	8,802	231,272
		4,826,755
Food Products 0.3%
Kraft Heinz Co.	6,700	246,761
Nestle SA (Registered)	6,874	841,353
Wilmar International Ltd.	259,600	757,794
		1,845,908
Household Products 0.4%
Kimberly-Clark Corp.	4,878	642,871
Procter & Gamble Co.	12,889	1,790,411
		2,433,282

Personal Products 0.3%
Haleon PLC*	96,590	343,237
Unilever PLC	30,701	1,495,416
		1,838,653
Tobacco 3.0%
Altria Group, Inc.	164,900	7,232,514
British American Tobacco PLC	97,370	3,820,756
Japan Tobacco, Inc.	297,400	5,337,086
Philip Morris International, Inc.	28,007	2,720,880
		19,111,236
Energy 4.7%
Oil, Gas & Consumable Fuels
Chevron Corp.	17,576	2,878,597
Enbridge, Inc.	188,530	8,466,956
Eni SpA	315,755	3,793,437
Exxon Mobil Corp.	44,030	4,267,828
ONEOK, Inc.	19,374	1,157,403
Phillips 66	11,300	1,005,700
Suncor Energy, Inc.	19,800	671,983
TC Energy Corp.	26,811	1,429,376
TotalEnergies SE	64,052	3,270,323
Valero Energy Corp.	9,303	1,030,493
Williams Companies, Inc.	50,773	1,730,852
Woodside Energy Group Ltd.	9,703	218,559
		29,921,507
Financials 9.2%
Banks 4.4%
Australia & New Zealand Banking Group Ltd.	30,840	495,582
Bank Leumi Le-Israel BM	357,937	3,420,206
Bank of Montreal	8,213	818,767
Bank of Nova Scotia	19,897	1,212,108
BOC Hong Kong Holdings Ltd.	49,500	178,817
Canadian Imperial Bank of Commerce	18,944	958,332
China Construction Bank Corp.	19,100	243,716
Citizens Financial Group, Inc.	6,100	231,617
Commonwealth Bank of Australia	14,505	1,024,665
Fifth Third Bancorp.	28,200	962,184
HSBC Holdings PLC	345,136	2,163,441
Huntington Bancshares, Inc.	371,273	4,934,218
JPMorgan Chase & Co.	23,469	2,707,384
KBC Group NV	10,005	524,399
M&T Bank Corp.	1,200	212,940
Mizrahi Tefahot Bank Ltd.	40,684	1,485,337
PNC Financial Services Group, Inc.	4,767	791,036
Shinhan Financial Group Co., Ltd. (ADR)	14,300	393,393
Signature Bank	1,200	222,684
Toronto-Dominion Bank	36,199	2,351,359
Truist Financial Corp.	16,867	851,278
U.S. Bancorp.	9,037	426,546
Westpac Banking Corp.	55,572	837,580
		27,447,589
Capital Markets 1.6%
BlackRock, Inc.	1,390	930,160
Blackstone, Inc.	48,843	4,985,405

Charles Schwab Corp.	8,386	579,054
CME Group, Inc.	10,454	2,085,364
Daiwa Securities Group, Inc.	197,900	912,805
Morgan Stanley	6,800	573,240
		10,066,028
Diversified Financial Services 1.3%
Apollo Global Management, Inc.	34,188	1,952,135
Investor AB "B"	324,235	6,058,150
Mitsubishi HC Capital, Inc.	81,700	395,875
		8,406,160
Insurance 1.9%
Ageas SV	32,380	1,414,313
Assicurazioni Generali SpA	22,800	340,670
AXA SA	49,076	1,130,108
Hannover Rueck SE	15,916	2,258,213
Ping An Insurance Group Co. of China Ltd. (ADR)	26,700	313,992
Poste Italiane SpA 144A	174,382	1,461,519
Swiss Re AG	28,928	2,172,028
T&D Holdings, Inc.	43,300	487,622
Zurich Insurance Group AG	6,141	2,683,603
		12,262,068
Health Care 6.5%
Biotechnology 0.8%
AbbVie, Inc.	20,458	2,935,928
Amgen, Inc.	7,568	1,872,853
Zai Lab Ltd. (ADR)*	11,000	445,830
		5,254,611
Health Care Equipment & Supplies 0.6%
Abbott Laboratories	11,507	1,252,422
Coloplast AS "B"	1,754	205,188
Intuitive Surgical, Inc.*	995	229,019
Masimo Corp.*	7,600	1,098,808
Medtronic PLC	8,628	798,262
		3,583,699
Health Care Providers & Services 0.8%
Cigna Corp.	4,200	1,156,512
CVS Health Corp.	12,314	1,178,203
Elevance Health, Inc.	498	237,596
UnitedHealth Group, Inc.	4,847	2,628,722
		5,201,033
Life Sciences Tools & Services 0.0%
Danaher Corp.	876	255,328
Pharmaceuticals 4.3%
AstraZeneca PLC	20,867	2,750,263
Bristol-Myers Squibb Co.	27,752	2,047,543
Chugai Pharmaceutical Co., Ltd.	28,800	809,220
Eli Lilly & Co.	3,055	1,007,203
GSK PLC	77,272	1,625,310
Hikma Pharmaceuticals PLC	23,709	498,968
Johnson & Johnson	11,992	2,092,844
Merck & Co., Inc.	48,060	4,293,680
Novartis AG (Registered)	15,223	1,307,154
Novo Nordisk AS "B"	16,912	1,983,514
Pfizer, Inc.	67,916	3,430,437

Roche Holding AG (Genusschein)	3,967	1,316,138
Sanofi	14,253	1,415,348
Takeda Pharmaceutical Co., Ltd.	76,200	2,242,759
		26,820,381
Industrials 4.6%
Aerospace & Defense 0.3%
Lockheed Martin Corp.	1,344	556,161
Raytheon Technologies Corp.	11,801	1,099,971
		1,656,132
Air Freight & Logistics 0.5%
Deutsche Post AG (Registered)	21,297	853,812
FedEx Corp.	2,100	489,489
United Parcel Service, Inc. "B"	9,225	1,797,860
		3,141,161
Commercial Services & Supplies 0.0%
Quad Graphics, Inc.*	10	32
Electrical Equipment 0.2%
Eaton Corp. PLC	5,580	828,016
Emerson Electric Co.	8,918	803,244
		1,631,260
Industrial Conglomerates 0.6%
3M Co.	17,364	2,487,219
Honeywell International, Inc.	4,172	802,943
Siemens AG (Registered)	4,707	524,602
		3,814,764
Machinery 1.2%
Caterpillar, Inc.	7,448	1,476,566
Cummins, Inc.	10,690	2,365,804
Deere & Co.	698	239,539
PACCAR, Inc.	31,600	2,892,032
Techtronic Industries Co., Ltd.	40,500	450,766
		7,424,707
Marine 0.2%
Kuehne + Nagel International AG (Registered)	4,387	1,181,099
Professional Services 0.6%
Adecco Group AG (Registered)	61,377	2,166,724
CoStar Group, Inc.*	15,100	1,096,109
Nihon M&A Center Holdings, Inc.	25,700	343,724
Thomson Reuters Corp.	2,643	296,776
		3,903,333
Road & Rail 0.7%
Canadian National Railway Co.	5,600	709,451
East Japan Railway Co.	3,800	198,906
MTR Corp. Ltd.	191,500	1,013,572
Nippon Express Holdings, Inc.	17,900	1,065,141
Union Pacific Corp.	5,509	1,252,196
		4,239,266
Trading Companies & Distributors 0.3%
Fastenal Co.	25,819	1,326,064
Mitsubishi Corp.	31,500	922,815
		2,248,879

Information Technology 13.4%
Communications Equipment 0.3%
Cisco Systems, Inc.	43,675	1,981,535
Electronic Equipment, Instruments & Components 0.4%
CDW Corp.	13,000	2,359,890
Corning, Inc.	11,542	424,284
		2,784,174
IT Services 2.2%
Adyen NV 144A*	316	570,673
Automatic Data Processing, Inc.	4,597	1,108,429
Block, Inc.*	7,793	592,736
Cloudflare, Inc. "A"*	10,052	505,817
Fidelity National Information Services, Inc.	2,500	255,400
Fujitsu Ltd.	2,600	363,930
International Business Machines Corp.	14,972	1,958,188
Mastercard, Inc. "A"	3,971	1,404,900
MongoDB, Inc.*	2,781	868,979
Paychex, Inc.	20,561	2,637,565
PayPal Holdings, Inc.*	5,510	476,780
Shopify, Inc. "A"*	18,900	658,412
Snowflake, Inc. "A"*	1,598	239,556
Twilio, Inc. "A"*	6,578	557,814
Visa, Inc. "A"	7,646	1,621,793
		13,820,972
Semiconductors & Semiconductor Equipment 4.0%
Advanced Micro Devices, Inc.*	24,176	2,283,907
Analog Devices, Inc.	6,701	1,152,304
ASML Holding NV	969	556,284
Broadcom, Inc.	5,441	2,913,547
Enphase Energy, Inc.*	3,466	984,968
Intel Corp.	10,423	378,459
KLA Corp.	2,764	1,060,104
Lam Research Corp.	1,578	789,805
Marvell Technology, Inc.	18,967	1,056,082
Monolithic Power Systems, Inc.	4,072	1,892,340
NVIDIA Corp.	14,201	2,579,328
QUALCOMM, Inc.	30,750	4,460,595
STMicroelectronics NV	15,277	578,924
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	8,300	734,384
Texas Instruments, Inc.	12,448	2,226,823
Tokyo Electron Ltd.	3,700	1,289,675
United Microelectronics Corp. (ADR)	31,100	212,102
		25,149,631
Software 3.8%
Adobe, Inc.*	2,880	1,181,146
Autodesk, Inc.*	1,270	274,726
Bill.com Holdings, Inc.*	3,100	418,748
Crowdstrike Holdings, Inc. "A"*	5,363	984,647
Datadog, Inc. "A"*	2,200	224,422
DocuSign, Inc.*	3,000	191,940
HubSpot, Inc.*	1,100	338,800
Intuit, Inc.	2,709	1,235,764
Microsoft Corp.	44,062	12,369,966
Oracle Corp.	34,733	2,406,625
Palantir Technologies, Inc. "A"*	18,000	186,300

RingCentral, Inc. "A"*	12,800	633,472
Salesforce, Inc.*	4,370	804,167
ServiceNow, Inc.*	2,868	1,281,021
Trade Desk, Inc. "A"*	16,683	750,735
Unity Software, Inc.*	4,800	179,472
Zscaler, Inc.*	1,600	248,096
		23,710,047
Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc.	99,413	16,155,607
Canon, Inc.	9,500	225,012
HP, Inc.	25,559	853,415
		17,234,034
Materials 2.9%
Chemicals 1.4%
Air Products & Chemicals, Inc.	2,857	709,193
BASF SE	18,219	811,211
Dow, Inc.	48,602	2,586,112
Linde PLC	2,380	718,760
Nutrien Ltd.	10,872	930,685
Yara International ASA	66,552	2,844,862
		8,600,823
Construction Materials 0.2%
Holcim AG	21,650	1,015,969
Containers & Packaging 0.3%
Amcor PLC	87,225	1,129,564
International Paper Co.	6,601	282,325
Packaging Corp. of America	3,300	464,013
		1,875,902
Metals & Mining 0.9%
Anglo American PLC	54,369	1,952,211
Boliden AB	49,777	1,657,442
Mineral Resources Ltd.	24,999	948,815
Newmont Corp.	16,088	728,465
Nucor Corp.	3,200	434,560
Steel Dynamics, Inc.	3,000	233,640
		5,955,133
Paper & Forest Products 0.1%
Mondi PLC	26,497	503,117
Real Estate 2.6%
Equity Real Estate Investment Trusts (REITs) 2.2%
Ascendas Real Estate Investment Trust	224,676	483,713
Crown Castle International Corp.	5,111	923,353
Iron Mountain, Inc.	33,530	1,625,870
Mapletree Commercial Trust	971,700	1,340,056
Medical Properties Trust, Inc.	250,383	4,316,603
Realty Income Corp.	14,945	1,105,781
VICI Properties, Inc.	48,058	1,643,103
Vornado Realty Trust	82,400	2,504,136
		13,942,615
Real Estate Management & Development 0.4%
Henderson Land Development Co., Ltd.	244,000	848,533

Sino Land Co., Ltd.	582,000	866,775
Swire Pacific Ltd. "A"	121,500	690,956
		2,406,264
Utilities 2.0%
Electric Utilities 1.4%
American Electric Power Co., Inc.	4,078	401,928
Chubu Electric Power Co., Inc.	161,200	1,717,075
Enel SpA	209,048	1,051,997
HK Electric Investments & HK Electric Investments Ltd.	389,500	352,340
Iberdrola SA	61,553	657,413
Power Assets Holdings Ltd.	300,000	1,964,459
Southern Co.	20,321	1,562,482
SSE PLC	42,485	916,689
Verbund AG	2,590	285,539
		8,909,922
Multi-Utilities 0.6%
Dominion Energy, Inc.	11,951	979,743
Engie SA	213,826	2,644,265
Sempra Energy	1,315	218,027
		3,842,035
Total Common Stocks (Cost $340,360,906)		381,177,829

Preferred Stocks 3.6%
Communication Services 0.4%
AT&T, Inc., 5.35%	100,000	2,495,000
Financials 2.7%
AGNC Investment Corp., Series C, 7.0%	64,439	1,560,068
Charles Schwab Corp., Series D, 5.95%	75,000	1,929,000
Fifth Third Bancorp., Series I, 6.625%	75,000	1,981,500
Goldman Sachs Group, Inc., Series J, 5.5%	73,000	1,830,840
KeyCorp., Series E, 6.125%	75,000	1,999,500
Morgan Stanley, Series K, 5.85%	75,000	1,926,000
PNC Financial Services Group, Inc., Series P, 6.855%	75,000	1,895,250
Regions Financial Corp., Series B, 6.375%	80,000	2,129,600
Wells Fargo & Co., Series Y, 5.625%	75,000	1,873,500
		17,125,258
Real Estate 0.5%
Kimco Realty Corp., Series L, 5.125%	75,000	1,852,500
Prologis, Inc., Series Q, 8.54%	236	14,833
Simon Property Group, Inc., Series J, 8.375%	17,000	1,097,860
		2,965,193
Total Preferred Stocks (Cost $24,213,173)		22,585,451

Rights 0.0%
Financials
Australia & New Zealand Banking Group Ltd., Expiration Date 8/15/2022* (Cost $0)	2,056	5,717

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (a) (Cost $90,209)	506	46,906

	Principal Amount ($) (b)	Value ($)

Corporate Bonds 18.7%
Communication Services 1.8%
America Movil SAB de CV, 4.375%, 4/22/2049	1,700,000	1,630,207
AT&T, Inc.:
2.25%, 2/1/2032	368,000	312,977
3.65%, 6/1/2051	560,000	456,226
Charter Communications Operating LLC:
3.5%, 3/1/2042	279,000	203,369
3.7%, 4/1/2051	235,000	165,191
Discovery Communications LLC, 4.0%, 9/15/2055	200,000	145,235
Grupo Televisa SAB, 5.25%, 5/24/2049	1,700,000	1,673,123
Meituan, 144A, 2.125%, 10/28/2025	505,000	445,300
Netflix, Inc.:
4.375%, 11/15/2026	1,000,000	999,960
5.875%, 11/15/2028	812,000	842,369
Rogers Communications, Inc., 144A, 3.8%, 3/15/2032	854,000	826,747
Tencent Holdings Ltd., REG S, 2.39%, 6/3/2030	1,700,000	1,443,119
T-Mobile U.S.A., Inc.:
3.3%, 2/15/2051	700,000	535,364
3.375%, 4/15/2029	635,000	592,830
3.6%, 11/15/2060	145,000	110,852
4.375%, 4/15/2040	335,000	311,740
Verizon Communications, Inc.:
2.65%, 11/20/2040	225,000	173,787
3.7%, 3/22/2061	300,000	245,905
		11,114,301
Consumer Discretionary 1.4%
Dollar General Corp., 4.125%, 4/3/2050	110,000	97,007
Ford Motor Co., 3.25%, 2/12/2032	1,220,000	1,018,700
Ford Motor Credit Co. LLC:
2.7%, 8/10/2026	600,000	545,250
2.9%, 2/16/2028	686,000	595,118
3.375%, 11/13/2025	750,000	715,657
3.625%, 6/17/2031	410,000	347,746
General Motors Co.:
5.4%, 4/1/2048	350,000	314,537
5.6%, 10/15/2032	1,500,000	1,497,759
General Motors Financial Co., Inc.:
2.35%, 1/8/2031	500,000	402,645
3.1%, 1/12/2032	510,000	426,961
Hilton Domestic Operating Co., Inc.:
144A, 3.625%, 2/15/2032	1,075,000	927,187
144A, 4.0%, 5/1/2031	720,000	646,301
Magallanes, Inc.:
144A, 5.05%, 3/15/2042	320,000	284,151
144A, 5.141%, 3/15/2052	350,000	308,147
Nissan Motor Co., Ltd., 144A, 4.345%, 9/17/2027	760,000	713,435
		8,840,601
Consumer Staples 0.6%
Anheuser-Busch Companies LLC, 4.9%, 2/1/2046	163,000	164,158

Anheuser-Busch InBev Worldwide, Inc.:
4.35%, 6/1/2040	270,000	257,791
5.55%, 1/23/2049	699,000	768,077
JBS Finance Luxembourg Sarl:
144A, 2.5%, 1/15/2027	1,470,000	1,306,632
144A, 3.625%, 1/15/2032	470,000	391,552
JBS USA LUX SA, 144A, 5.75%, 4/1/2033	1,090,000	1,078,359
		3,966,569
Energy 2.2%
Cenovus Energy, Inc., 2.65%, 1/15/2032	367,000	315,589
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025	1,000,000	1,029,170
Cheniere Energy Partners LP, 4.5%, 10/1/2029	1,100,000	1,065,719
Ecopetrol SA, 6.875%, 4/29/2030	1,700,000	1,621,001
Enterprise Products Operating LLC:
3.3%, 2/15/2053	510,000	397,502
4.2%, 1/31/2050	741,000	653,590
Hess Corp., 5.8%, 4/1/2047	400,000	410,823
Petroleos Mexicanos, 6.7%, 2/16/2032	3,686,000	2,952,486
Plains All American Pipeline LP, 3.8%, 9/15/2030	300,000	272,200
SA Global Sukuk Ltd., 144A, 2.694%, 6/17/2031	340,000	309,869
Saudi Arabian Oil Co.:
144A, 2.25%, 11/24/2030	3,900,000	3,446,781
REG S, 3.5%, 4/16/2029	1,700,000	1,662,943
		14,137,673
Financials 5.2%
AerCap Ireland Capital DAC, 1.75%, 1/30/2026	388,000	344,756
Air Lease Corp., 4.125%, Perpetual (c)	1,450,000	1,080,481
Aircastle Ltd., 144A, 5.25%, Perpetual (c)	690,000	550,093
Ally Financial, Inc., 4.7%, Perpetual (c)	3,000,000	2,528,100
Ares Capital Corp., 2.875%, 6/15/2027	930,000	802,821
Avolon Holdings Funding Ltd.:
144A, 2.528%, 11/18/2027	50,000	41,428
144A, 4.25%, 4/15/2026	240,000	223,508
Banco Nacional de Panama, 144A, 2.5%, 8/11/2030	600,000	480,549
Bank of America Corp.:
2.676%, 6/19/2041	330,000	249,430
2.972%, 2/4/2033	1,260,000	1,116,198
4.375%, Perpetual (c)	4,000,000	3,630,000
Bank of New York Mellon Corp.:
3.7%, Perpetual (c)	1,069,000	983,495
3.75%, Perpetual (c)	2,051,000	1,786,831
Barclays PLC, 2.645%, 6/24/2031	600,000	496,269
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	610,000	488,971
3.625%, 1/15/2026	925,000	873,798
Capital One Financial Corp., 3.95%, Perpetual (c)	1,520,000	1,322,379
Citigroup, Inc., 4.91%, 5/24/2033	400,000	412,106
Corebridge Financial, Inc., 144A, 4.35%, 4/5/2042	370,000	323,729
Enstar Finance LLC, 5.5%, 1/15/2042	1,100,000	943,766
JPMorgan Chase & Co., 3.328%, 4/22/2052	151,000	120,549
KKR Group Finance Co., XII LLC, 144A, 4.85%, 5/17/2032	760,000	771,781
Liberty Mutual Group, Inc., 144A, 5.5%, 6/15/2052	290,000	289,252
MDGH GMTN RSC Ltd., REG S, 3.7%, 11/7/2049	245,000	215,632
Morgan Stanley, 2.484%, 9/16/2036	789,000	638,337
Nippon Life Insurance Co., 144A, 2.75%, 1/21/2051	700,000	577,617
PNC Financial Services Group, Inc., 3.4%, Perpetual (c)	1,740,000	1,426,800

REC Ltd.:
144A, 4.75%, 5/19/2023	426,000	427,662
144A, 5.25%, 11/13/2023	570,000	576,794
Societe Generale SA:
144A, 5.375%, Perpetual (c)	1,650,000	1,384,538
144A, 6.221%, 6/15/2033	1,275,000	1,251,401
The Charles Schwab Corp., Series I, 4.0%, Perpetual (c)	1,555,000	1,414,070
The Goldman Sachs Group, Inc., 3.8%, Perpetual (c)	1,050,000	906,026
Truist Financial Corp., 4.8%, Perpetual (c)	2,000,000	1,897,096
U.S. Bancorp., 4.967%, 7/22/2033	730,000	757,553
UBS Group AG, 144A, 4.375%, Perpetual (c)	743,000	597,186
Wells Fargo & Co., 4.897%, 7/25/2033	700,000	725,615
		32,656,617
Health Care 1.8%
Bausch Health Companies, Inc., 144A, 4.875%, 6/1/2028	520,000	414,050
Centene Corp.:
2.45%, 7/15/2028	360,000	322,200
2.625%, 8/1/2031	790,000	673,664
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	1,750,000	1,614,871
CVS Health Corp.:
2.7%, 8/21/2040	160,000	121,758
4.25%, 4/1/2050	120,000	109,224
5.05%, 3/25/2048	1,000,000	1,015,740
DaVita, Inc., 144A, 4.625%, 6/1/2030	750,000	615,000
HCA, Inc.:
4.125%, 6/15/2029	600,000	577,418
5.25%, 6/15/2026	1,000,000	1,014,689
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/2026	5,400,000	4,874,850
		11,353,464
Industrials 1.1%
Adani Ports & Special Economic Zone Ltd., 144A, 4.2%, 8/4/2027	865,000	798,568
American Airlines, Inc., 144A, 5.5%, 4/20/2026	620,000	609,764
Block, Inc., 2.75%, 6/1/2026	200,000	186,499
Boeing Co.:
2.196%, 2/4/2026	1,696,000	1,579,230
5.04%, 5/1/2027	350,000	356,922
Delta Air Lines, Inc.:
3.75%, 10/28/2029	865,000	751,709
144A, 4.5%, 10/20/2025	190,000	187,625
Empresa de los Ferrocarriles del Estado, 144A, 3.068%, 8/18/2050	239,000	147,182
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	1,100,000	1,110,989
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	1,400,000	1,398,250
		7,126,738
Information Technology 1.0%
Broadcom, Inc., 144A, 2.6%, 2/15/2033	350,000	282,927
Dell International LLC:
144A, 3.45%, 12/15/2051	289,000	204,151
5.3%, 10/1/2029	485,000	491,880
HP, Inc.:
4.2%, 4/15/2032	680,000	626,471
5.5%, 1/15/2033	1,200,000	1,206,924
MSCI, Inc.:
144A, 3.25%, 8/15/2033	240,000	207,919
144A, 3.625%, 9/1/2030	435,000	397,155

NXP BV:
2.65%, 2/15/2032		338,000	283,643
3.125%, 2/15/2042		310,000	233,056
Open Text Corp., 144A, 3.875%, 2/15/2028		1,150,000	1,057,955
Oracle Corp.:
3.6%, 4/1/2050		45,000	32,798
3.65%, 3/25/2041		675,000	524,069
SK Hynix, Inc., 144A, 1.5%, 1/19/2026		947,000	852,720
			6,401,668
Materials 1.2%
AngloGold Ashanti Holdings PLC, 3.75%, 10/1/2030		800,000	685,484
Berry Global, Inc., 1.65%, 1/15/2027		1,750,000	1,551,373
Celanese U.S. Holdings LLC:
4.777%, 7/19/2026	EUR	900,000	939,092
6.165%, 7/15/2027		1,700,000	1,726,604
6.33%, 7/15/2029		350,000	360,262
6.379%, 7/15/2032		320,000	328,665
Corp. Nacional del Cobre de Chile, 144A, 3.15%, 1/15/2051		200,000	145,302
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025		1,511,000	1,530,540
Suzano Austria GmbH, 2.5%, 9/15/2028		460,000	389,372
			7,656,694
Real Estate 0.1%
Boston Properties LP, (REIT), 2.55%, 4/1/2032		535,000	442,464
MPT Operating Partnership LP, (REIT), 3.5%, 3/15/2031		450,000	387,425
			829,889
Utilities 2.3%
AES Panama Generation Holdings SRL, 144A, 4.375%, 5/31/2030		622,000	510,040
CMS Energy Corp., 3.75%, 12/1/2050		2,600,000	2,076,906
Duke Energy Corp., 3.25%, 1/15/2082		1,350,000	1,071,299
Enel Finance International NV, 144A, 5.0%, 6/15/2032		1,190,000	1,164,947
Eskom Holdings SOC Ltd., REG S, 6.35%, 8/10/2028		1,425,000	1,354,035
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026		1,035,000	1,022,368
144A, 4.25%, 7/15/2024		1,570,000	1,555,509
Pacific Gas and Electric Co.:
2.5%, 2/1/2031		130,000	103,831
3.25%, 6/1/2031		490,000	410,113
3.3%, 8/1/2040		370,000	270,036
5.45%, 6/15/2027		550,000	545,821
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	1,505,000	1,515,641
Sempra Energy, 4.125%, 4/1/2052		1,880,000	1,587,043
Southern Co., 3.75%, 9/15/2051		1,241,000	1,093,805
			14,281,394
Total Corporate Bonds (Cost $133,205,614)			118,365,608

Asset-Backed 4.2%
Automobile Receivables 0.2%
JPMorgan Chase Bank NA, “E”, Series 2021-1, 144A, 2.365%, 9/25/2028		1,139,990	1,106,840
Miscellaneous 4.0%
CF Hippolyta Issuer LLC, “B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061		3,018,902	2,635,247
DB Master Finance LLC, “A23”, Series 2021-1A, 144A, 2.791%, 11/20/2051		6,343,125	5,347,914

Madison Park Funding XXVI Ltd., “AR”, Series 2007-4A, 144A, 3-month USD-LIBOR + 1.2%, 4.006% (d), 7/29/2030	6,400,000	6,338,054
Octagon Investment Partners, Ltd., “A1R”, Series 2019-4A, 144A, 3-month USD- LIBOR + 1.15%, 2.55% (d), 5/12/2031	4,500,000	4,405,491
Venture 37 CLO Ltd., “A1R”, Series 2019-37A, 144A, 3-month USD-LIBOR + 1.15%, 3.662% (d), 7/15/2032	4,690,000	4,549,755
Wendy's Funding LLC, “A2II”, Series 2021-1A, 144A, 2.775%, 6/15/2051	2,540,340	2,158,316
		25,434,777
Total Asset-Backed (Cost $28,609,810)		26,541,617

Mortgage-Backed Securities Pass-Throughs 0.0%
Government National Mortgage Association, 6.5%, 8/20/2034 (Cost $20,095)	19,099	21,290

Commercial Mortgage-Backed Securities 2.5%
Citigroup Commercial Mortgage Trust:
“C”, Series 2019-PRM, 144A, 3.896%, 5/10/2036	2,516,145	2,497,953
“D”, Series 2019-PRM, 144A, 4.35%, 5/10/2036	2,625,000	2,616,371
Credit Suisse Commercial Mortgage Trust:
“A”, Series 2020-TMIC, 144A, 1-month USD-LIBOR + 3.0%, 4.999% (d), 12/15/2035	4,300,000	4,251,705
“B”, Series 2020-TMIC, 144A, 1-month USD-LIBOR + 5.0%, 6.999% (d), 12/15/2035	4,300,000	4,249,640
Freddie Mac Multifamily Structured Credit Risk, “M2”, Series 2021-MN1, 144A, 30- day average SOFR + 3.75%, 5.264% (d), 1/25/2051	1,098,000	959,382
GMAC Commercial Mortgage Securities, Inc., “G”, Series 2004-C1, 144A, 5.455%, 3/10/2038	1,962,211	1,177,327
Total Commercial Mortgage-Backed Securities (Cost $16,979,896)		15,752,378

Collateralized Mortgage Obligations 1.2%
Connecticut Avenue Securities Trust:
“1M2”, Series 2020-R01, 144A, 1-month USD-LIBOR + 2.05%, 4.309% (d), 1/25/2040	505,724	505,679
“1M2”, Series 2019-R03, 144A, 1-month USD-LIBOR + 2.15%, 4.409% (d), 9/25/2031	72,499	72,455
“1M2”, Series 2019-R02, 144A, 1-month USD-LIBOR + 2.3%, 4.559% (d), 8/25/2031	103,406	103,282
Fannie Mae Connecticut Avenue Securities, “1M2”, Series 2018-C06, 1-month USD- LIBOR + 2.0%, 4.259% (d), 3/25/2031	486,602	486,076
Federal National Mortgage Association, “I”, Series 2003-84, Interest Only, 6.0%, 9/25/2033	166,010	31,261
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2”, Series 2020-DNA2, 144A, 1-month USD-LIBOR + 1.85%, 4.109% (d), 2/25/2050	2,640,045	2,623,677
“M2”, Series 2019-DNA3, 144A, 1-month USD-LIBOR + 2.05%, 4.309% (d), 7/25/2049	936,416	939,245
“M2”, Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.45%, 4.709% (d), 3/25/2049	1,702,196	1,696,897
JPMorgan Mortgage Trust, “AM”, Series 2016-3, 144A, 3.237% (d), 10/25/2046	984,234	921,344
Total Collateralized Mortgage Obligations (Cost $7,448,756)		7,379,916

Government & Agency Obligations 4.3%
Sovereign Bonds 1.1%
Brazilian Government International Bond, 3.875%, 6/12/2030	947,000	851,333
Indonesia Government International Bond:
2.85%, 2/14/2030	3,700,000	3,405,594
3.85%, 10/15/2030	1,700,000	1,653,350

Perusahaan Penerbit SBSN Indonesia III, 144A, 2.8%, 6/23/2030	883,000	800,439
United Mexican States, 3.5%, 2/12/2034	260,000	225,661
		6,936,377
U.S. Treasury Obligations 3.2%
U.S. Treasury Bonds, 1.875%, 11/15/2051	111,700	85,957
U.S. Treasury Notes:
2.625%, 5/31/2027	6,170,900	6,150,652
2.75%, 5/31/2029	4,428,500	4,436,803
2.875%, 5/15/2032	9,174,100	9,338,947
		20,012,359
Total Government & Agency Obligations (Cost $27,384,478)		26,948,736

Loan Participations and Assignments 0.4%
Senior Loans (d)
Hilton Worldwide Finance LLC, Term Loan B2, 1-month-USD LIBOR + 1.75%, 3.964%, 6/22/2026	1,389,236	1,370,307
TransDigm, Inc., Term Loan F, 1-month USD-LIBOR + 2.25%, 4.622%, 12/9/2025	1,233,241	1,200,098
Total Loan Participations and Assignments (Cost $2,623,874)		2,570,405

Short-Term U.S. Treasury Obligations 1.2%
U.S. Treasury Bills:
1.936% (e), 4/20/2023	500,000	489,811
1.998% (e), 4/20/2023 (f) (g)	7,200,000	7,053,280
Total Short-Term U.S. Treasury Obligations (Cost $7,588,262)		7,543,091

	Shares	Value ($)

Exchange-Traded Funds 2.8%
SPDR Bloomberg Convertible Securities ETF (Cost $13,817,168)	259,040	17,606,949

Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 1.62% (h) (Cost $2,792,785)	2,792,785	2,792,785

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $605,135,026)	99.6	629,338,678
Other Assets and Liabilities, Net	0.4	2,447,629
Net Assets	100.0	631,786,307
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2022 are as follows:
Value ($) at 10/31/2021	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 7/31/2022	Value ($) at 7/31/2022
Securities Lending Collateral 0.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 1.55% (h) (i)
9,967,487	—	9,967,487 (j)	—	—	867	—	—	—
Cash Equivalents 0.4%
DWS Central Cash Management Government Fund, 1.62% (h)
5,852,846	186,987,919	190,047,980	—	—	36,893	—	2,792,785	2,792,785
15,820,333	186,987,919	200,015,467	—	—	37,760	—	2,792,785	2,792,785

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Principal amount stated in U.S. dollars unless otherwise noted.
(c)	Perpetual, callable security with no stated maturity date.
(d)
Variable or floating rate security. These securities are shown at their current rate as of July 31, 2022. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(e)	Annualized yield at time of purchase; not a coupon rate.
(f)	At July 31, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(g)	At July 31, 2022, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(h)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(i)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(j)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2022.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

MSCI: Morgan Stanley Capital International
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
SOC: State Owned Company
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt

LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June 2023 to assist with the transition. The Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity. Although the transition process away from LIBOR has become increasingly well defined, there remains uncertainty regarding the future use of LIBOR and the nature of any replacement reference rate and, accordingly, it is difficult to predict the impact to the Fund of the transition away from LIBOR.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.
At July 31, 2022, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
10 Year U.S. Treasury Note	USD	9/21/2022	127	14,971,659	15,384,859	413,200
MSCI E-Mini Emerging Market Index	USD	9/16/2022	451	22,629,737	22,516,175	(113,562)
Ultra 10 Year U.S. Treasury Note	USD	9/21/2022	46	5,909,681	6,037,500	127,819
Ultra Long U.S. Treasury Bond	USD	9/21/2022	198	31,402,881	31,345,875	(57,006)
Total net unrealized appreciation						370,451
At July 31, 2022, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
5 Year U.S. Treasury Note	USD	9/30/2022	111	12,573,077	12,623,648	(50,571)
Euro Stoxx 50 Index	EUR	9/16/2022	371	13,098,155	14,037,260	(939,105)
Euro-Schatz	EUR	9/8/2022	200	22,323,876	22,512,689	(188,813)
S&P 500 E-Mini Index	USD	9/16/2022	237	44,735,017	48,981,975	(4,246,958)
TOPIX Index	JPY	9/8/2022	5	727,406	726,472	934
Total net unrealized depreciation						(5,424,513)

At July 31, 2022, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
Fixed — 0.25% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/ 3/16/2023	12,400,000	USD	245,775	368	245,407
Fixed — 0.45% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/ 3/16/2024	7,200,000	USD	321,607	(93)	321,700
Fixed — 1.3% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/ 3/16/2028	2,200,000	USD	154,904	419	154,485
Fixed — 1.63% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/ 3/16/2031	1,900,000	USD	147,895	1,950	145,945
Total unrealized appreciation							867,537

β	3-month LIBOR rate as of July 31, 2022 is 2.788%.
At July 31, 2022, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	1,590,000	USD	1,681,503	8/4/2022	56,223	State Street Bank and Trust

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	900,000	USD	907,023	8/4/2022	(12,947)	Goldman Sachs & Co.
Currency Abbreviation(s)

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2022 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$21,541,550	$8,134,682	$—	$29,676,232
Consumer Discretionary	22,889,080	5,622,923	—	28,512,003
Consumer Staples	17,438,744	15,359,640	—	32,798,384
Energy	22,639,188	7,282,319	—	29,921,507
Financials	28,736,912	29,444,933	—	58,181,845
Health Care	26,961,190	14,153,862	—	41,115,052
Industrials	20,519,472	8,721,161	—	29,240,633
Information Technology	79,898,359	4,782,034	—	84,680,393
Materials	8,217,317	9,733,627	—	17,950,944
Real Estate	12,118,846	4,230,033	—	16,348,879
Utilities	4,078,869	8,673,088	—	12,751,957
Preferred Stocks (a)	22,585,451	—	—	22,585,451
Rights	—	5,717	—	5,717
Warrants	—	—	46,906	46,906
Corporate Bonds (a)	—	118,365,608	—	118,365,608
Asset-Backed (a)	—	26,541,617	—	26,541,617
Mortgage-Backed Securities Pass-Throughs	—	21,290	—	21,290
Commercial Mortgage-Backed Securities	—	15,752,378	—	15,752,378
Collateralized Mortgage Obligations	—	7,379,916	—	7,379,916
Government & Agency Obligations (a)	—	26,948,736	—	26,948,736
Loan Participations and Assignments	—	2,570,405	—	2,570,405
Short-Term U.S. Treasury Obligations	—	7,543,091	—	7,543,091
Exchange-Traded Funds	17,606,949	—	—	17,606,949
Short-Term Investments	2,792,785	—	—	2,792,785
Derivatives (b)
Futures Contracts	541,953	—	—	541,953
Interest Rate Swap Contracts	—	867,537	—	867,537
Forward Foreign Currency Contracts	—	56,223	—	56,223
Total	$308,566,665	$322,190,820	$46,906	$630,804,391

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(5,596,015)	$—	$—	$(5,596,015)
Forward Foreign Currency Contracts	—	(12,947)	—	(12,947)
Total	$(5,596,015)	$(12,947)	$—	$(5,608,962)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency contracts.
Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2022 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Swap Contracts	Futures Contracts
Equity Contracts	$ —	$ —	$ (5,298,691)
Interest Rate Contracts	$ —	$ 867,537	$ 244,629
Foreign Exchange Contracts	$ 43,276	$ —	$ —

OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGIBF-PH3
R-080548-1 (1/23)